Fair value measurement	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Fair value measurement	Fair value measurement
This note explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value and the financial instruments for which the fair value is disclosed in the consolidated financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards.
An explanation of each level is included in Note 2.7.18 of these consolidated financial statements for the year ended December 31, 2023.
Assets and liabilities measured at fair value
As at December 31, 2023 and December 31, 2022, the Group has recorded the following financial instruments at fair value in the consolidated statement of financial position:
•interest rate cap derivatives;
•investment in equity securities;
•derivative liabilities;
•warrant liabilities.
The Group has two interest rate caps related to the renewed facility, presented within non-current other financial assets. The interest rate caps qualify for the level 2 category in the fair value hierarchy due to the fact that they are not traded in an active market and the fair value is determined using valuation techniques which maximize the use of observable market data. Since all significant inputs required to fair value the instruments are observable, the instruments are included in level 2.
The investment in equity securities is also presented within non-current other financial assets. The investment qualified for the level 2 category in the fair value hierarchy at the time of acquisition due to the fact that the investee is not a public company traded in an active market and the fair value was determined using valuation techniques which maximize the usage of observable market data. During the year ended December 31, 2022 the instrument was transferred to the level 3 category in the fair value hierarchy, as the securities are not traded in an active market and there is no observable market data. During the year ended December 31, 2023, the investment in equity securities remained in level 3 category. Therefore, the fair value of these securities is determined using valuation techniques which use unobservable inputs that are significant to fair value.
The derivative liabilities include the PPAs derivatives. The fair value of PPAs derivatives is estimated by discounting the difference between the cash flows based on contractual price and the cash flows based on the forward prices for the remaining maturity of the agreements, using amongst others significant unobservable inputs related to future renewable electricity prices. Since significant inputs required to fair value the instruments are unobservable, the instruments are classified in level 3 category.
As at December 31, 2022, the Group had warrant liabilities related to Public Warrants, recorded at fair value in the consolidated financial statement of financial position, presented as a separate line item. As a result of the Private Placement Warrants exercise in 2022, and the Public Warrants exchange in 2023, no warrant liabilities remain outstanding as at December 31, 2023 (refer to Note 27). The Public Warrants and Private Placement Warrants qualified for the level 3 category in the fair value hierarchy at the time of their issuance due to the fact that they were not traded in an active market at the time and their fair value was determined using valuation techniques which use unobservable inputs that were significant to the fair value. The Private Placement Warrants and Public Warrants qualified for the level 1 category in the fair value hierarchy before being derecognized in 2022 and 2023 respectively, due to the fact that their fair value is determined based on quoted market prices.
In addition, during the year ended December 31, 2022, preference shares and purchase options were derecognized. Both instruments qualified for the level 3 category in the fair value hierarchy before being derecognized, due to the fact that they were not traded in an active market and the fair value was determined using valuation techniques which use unobservable inputs that were significant to the fair value. Preference share derivatives and purchase options were both presented within non-current other financial assets.
For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. During the year ended December 31, 2023 no transfers occurred between level of fair value hierarchy. During the year ended December 31, 2022 a transfer of €20,568 thousand from level 3 to level 1 with respect to the warrants and a transfer of €41,984 thousand from level 2 to level 3 with respect to the investment in equity securities occurred.
The fair values of the Group’s assets and liabilities measured at fair value are disclosed in the table in Note 31.
Fair value of assets and liabilities not measured at fair value
The Group has determined the fair value of assets and liabilities not measured at fair value, but for which the fair value is required to be disclosed.
Borrowings:
For the renewed facility, the fair value differs from its carrying amount because the interest payable on the loans is (partially) fixed. The borrowings qualify for the level 3 category in the fair value category due to the use of unobservable inputs, including own credit risk.
The fair values of the Group’s assets and liabilities not measured at fair value are disclosed in the table in Note 31.
Specific valuation techniques to determine fair values
Specific valuation techniques used to value financial instruments include:
•preference share derivatives: option pricing model;
•interest rate cap derivatives: option pricing model;
•investment in equity securities: discounted cash flow analysis;
•purchase options: option pricing model, i.e. Black-Scholes pricing model;
•borrowings: discounted cash flow analysis using a market interest rate;
•derivative liabilities: discounted cash flow analysis;
•warrants valuation as of issuance: binomial tree framework.
Financial instruments measured at fair value (level 3)
The changes in level 3 items for the year ended December 31, 2023 and December 31, 2022 have been as follows:

(in €‘000)	Purchase options	Investment in equity securities
Carrying amount at January 1, 2022	30,400	—
Movements during the year ended December 31, 2022
Fair value gain on purchase options	3,856	—
Derecognition of substantive purchase option	(34,256)	—
Transfer of investment in equity securities from level 2	—	41,984
Fair value loss on investment in equity securities from level 3 classification	—	(10,595)
Carrying amount at December 31, 2022	—	31,389
Movements during the year ended December 31, 2023
Fair value gain/( loss) on investment in equity securities recognized in other comprehensive income	—	(14,832)
Carrying amount at December 31, 2023	—	16,557

(in €‘000)	Warrant liabilities	Preference shares derivatives	Derivative liabilities
Carrying amount at January 1, 2022	—	—	—
Movements during the year ended December 31, 2022
Public warrants assumed as part of the SPAC Transaction	21,260	—	—
Private placement warrants assumed as part of the SPAC Transaction	20,993	—	—
Change in fair value of private placement warrant liabilities	(7,139)	—	—
Transfer of private placement warrant liabilities into level 1	(13,854)	—	—
Change in fair value of public warrant liabilities	(14,546)	—	—
Transfer of public warrant liabilities into level 1	(6,714)	—	—
Preference shares derivatives acquired as part of MOMA acquisition	—	255	—
Sale of preference shares derivatives	—	(186)	—
Fair value gains/(losses) recognized in other income/(expenses)	—	(69)	—
Carrying amount at December 31, 2022	—	—	—
Movements in the year ended December 31, 2023
Initial recognition of derivative liabilities relating to PPAs	—	—	—
Change in fair value of derivative liabilities relating to PPAs	—	—	(7,442)
Carrying amount at December 31, 2023	—	—	(7,442)
The Group’s engages with third party valuation specialists to perform its fair value measurements for financial reporting purposes on a periodic basis. Involvement of external valuers is determined annually by the Group’s finance team after discussion with and approval by the Group’s Executive Board. Selection criteria for valuation specialist include market knowledge, reputation, independence and whether professional standards are maintained.
The Group works closely with the qualified external valuers to establish the appropriate valuation techniques and inputs to the model. At each reporting date, the Group analyses the movements in the values of assets and liabilities which are required to be remeasured or re-assessed as per the Group’s accounting policies.
Valuation inputs to the fair value of purchase options
Inputs to the fair value of the purchase options are the spot price per share, the exercise price, the risk-free rate, volatility, time to expiration and dividend yield. The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the purchase options at the time of their derecognition or exercise in 2022, using a Black-Scholes pricing model.

	June 7, 2022	March 16, 2022
Purchase option	MOMA	Mega-E
Parameters
Spot price per share (in €)	253	437,000
Volatility	N/A	100.00%
Given that all purchase options have either been exercised or have become substantive during the year ended December 31, 2022, changes to significant unobservable input parameters and the result of these changes on the fair value of the options have not been disclosed.
Valuation inputs to the fair value of warrant liabilities
The fair value of the Public Warrants and the Private Placement Warrants have been estimated using level 3 inputs to a binomial tree framework at the time of their issuance (March 16, 2022) as there was no observable trade price available. Inputs to the binomial framework tree are the spot price per share, risk-free interest rate, the warrants key contractual terms and assumptions related to the Groups expected stock-price volatility and dividend yield.
Subsequent to their listing on an active market in 2022, the Public Warrants qualified for the level 1 category in the fair value hierarchy, due to the fact that their fair value is determined based on quoted market prices. For Private Placement Warrants, which were exercised on April 15, 2022 the fair value on that date was determined based on the spot price per underlying ordinary share of Allego, which is a quoted market price. For Public Warrants, which were exchanged for shares on October 3, 2023 and October 18, 2023 respectively, the fair value on the relevant dates was determined based on the observable listed quoted price (level 1).
Valuation inputs to the fair value of investments in equity securities
The Group updated the valuation model to determine the fair value of investments in equity securities. Inputs to the fair value of the investments in equity securities include historical financial information of the underlying company, EBITDA margin, capital expenditure, the earnings growth factor and risk-adjusted discount rate. The following table summarizes the quantitative information about the significant unobservable input parameters that are considered sensitive and are used in the level 3 fair value measurement of the investments in equity securities, using the DCF (“Discounted Cash Flows”) methodology.

In %	December 31, 2023	December 31, 2022
Growth factor	2.0%	3.0%
Discount rate	10.3%	11.9%
An increase or decrease of 100 basis point in the growth factor would change the fair value of the investment in equity by an increase of €5,221 thousand or a decrease of €3,963 thousand respectively.
An increase or decrease of 100 basis point in the discount rate would change the fair value of the investment in equity by a decrease of €5,148 thousand or an increase of €6,808 thousand respectively.
Valuation inputs to the fair value of preference shares derivatives
Preference share derivatives were derecognized on December 15, 2022 and therefore have a fair value of € nil for the year ended December 31, 2022 and December 31, 2023. The fair value of the preference shares derivatives depended on the future value of shares in Voltalis at the time of a future Triggering Event. A Triggering Event is a majority disposal, public listing or a joint decision of an extraordinary general meeting of the shareholders to convert the shares of Voltalis. To measure the fair value of the instruments, valuation techniques that are based on discounting expected future cash flows, also referred to as the income approach, have been taken into account.

Given that these rights would be derived from the outcomes of a specific Triggering Event scenario, a probability-weighted equity return method was historically applied in order to value the payouts under the economic rights. Under this approach, the payouts were estimated based upon an analysis of future values for Voltalis, assuming various probable Triggering Event scenarios, each with their own probability attached.
The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the preference shares derivatives at the time the Group obtained the rights to the derivative, and at the time of derecognition in 2022.

	June 7, 2022	December 15, 2022
Parameters
Spot price per share (in €)	115	108
Volatility (in %)	27.50	27.50
Discount rate (in %)	(0.1)% - 0.7%	2.3% - 2.5%
Given that the Group has waived certain potential economic rights associated with a portion of the ordinary shares held by the Group in Voltalis on December 15, 2022, changes to significant unobservable input parameters and the result of these changes on the fair value of the preference shares derivatives have not been disclosed.
Further details and background on the preference shares derivatives are disclosed in Note 7.
Valuation inputs to the fair value of derivative liabilities relating to PPAs
The fair value of the derivative liabilities relating to PPAs has been estimated using level 3 inputs to a discounted cash-flow model using contractual, company specific and market inputs. These include as key inputs the electricity forward prices, the renewable electricity production volumes and the discount rate (including the credit spread). The electricity forward prices cannot be forecasted using observable market data for the whole duration of the contract and needs to be estimated.
The following table summarizes the quantitative information about the significant unobservable input parameters that are considered sensitive and are used in the level 3 fair value measurement of the derivatives liabilities relating to PPAs, using the DCF (“Discounted Cash Flows”) methodology:

	At inception	December 31, 2023
Parameters
Electricity forward price - wind (in €/MWh) *	90 - 128	83 - 91
Electricity forward price - solar (in €/MWh)	78	69
* the electricity forward price used in the model depends on the contract date and duration of the contract.
An increase or decrease of an average 1,100 basis point in the electricity forward price would change the fair value of the derivative liabilities by a decrease of approximately €4,213 thousand or an increase of approximately €4,213 thousand respectively.